Employee Benefits Expenses (Including Directors' Emoluments)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Employee Benefit Expenses (Including Directors' Emoluments)	EMPLOYEE BENEFIT EXPENSES (INCLUDING DIRECTORS’ EMOLUMENTS)

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Wages, salaries, bonus and termination costs	$1,048	$1,096	$1,145
Staff meals	57	55	57
Pension costs - defined contribution plan	37	38	40
Share-based compensation, net of amount capitalized(i)	12	13	14
Other employee benefit expenses	39	36	36
	$1,193	$1,238	$1,292

(i)Share-based compensation of nil, US$1 million and US$1 million was capitalized during the years ended December 31, 2017, 2018 and 2019, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 28 to the consolidated financial statements.

(a)Pension costs — defined contribution plan
Contributions totaling US$7 million and US$8 million remained payable to the provident fund as at December 31, 2018 and 2019, respectively. Forfeited contributions totaling US$4 million and US$4 million were utilized during the years ended December 31, 2018 and 2019, respectively, leaving US$1 million and US$1 million available as at December 31, 2018 and 2019, respectively, to reduce future contributions.

(b)Directors’ emoluments
The remuneration of the Company’s Directors is as follows:

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2017
Executive Directors
Sheldon Gary Adelson	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,334	1,497	116	637	4,584
Non-Executive Directors
Robert Glen Goldstein	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
Wang Sing(iii)	70	—	—	—	—	70
	$880	$2,334	$1,497	$116	$637	$5,464
6.    EMPLOYEE BENEFIT EXPENSES (INCLUDING DIRECTORS’ EMOLUMENTS) (CONTINUED)
(b)Directors’ emoluments (continued)

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2018
Executive Directors
Sheldon Gary Adelson	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,337	1,494	117	667	4,615
Non-Executive Directors
Robert Glen Goldstein	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
Wang Sing(iii)	117	—	—	—	—	117
	$927	$2,337	$1,494	$117	$667	$5,542

	Fees	Salaries	Discretionary bonuses(i)	Pension costs	Estimated money value of other benefits(ii)	Total
	(US$ in thousands)
Year ended December 31, 2019
Executive Directors
Sheldon Gary Adelson	$—	$—	$—	$—	$—	$—
Wong Ying Wai	—	2,350	1,502	117	618	4,587
Non-Executive Directors
Robert Glen Goldstein	—	—	—	—	—	—
Charles Daniel Forman	150	—	—	—	—	150
Independent Non-Executive Directors
Chiang Yun	150	—	—	—	—	150
Victor Patrick Hoog Antink	180	—	—	—	—	180
Steven Zygmunt Strasser	180	—	—	—	—	180
Kenneth Patrick Chung	150	—	—	—	—	150
	$810	$2,350	$1,502	$117	$618	$5,397

(i)The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
(ii)Other benefits mainly include share-based compensation, accommodation, meals, home visit travel costs and medical insurance.
(iii)Wang Sing was appointed as an Independent Non-Executive Director with effect from July 14, 2017 and resigned as an Independent Non-Executive Director with effect from October 11, 2018.
6.EMPLOYEE BENEFIT EXPENSES (INCLUDING DIRECTORS’ EMOLUMENTS) (CONTINUED)
(b)Directors’ emoluments (continued)
The Executive Directors’ emoluments were for their services in connection with the management of the affairs of the Group. The Non-Executive Directors’ and Independent Non-Executive Directors’ emoluments were for their services as directors of the Company.
In addition to the Directors’ emoluments disclosed above, Sheldon Gary Adelson and Robert Glen Goldstein received compensation (inclusive of share-based compensation) from LVS in respect of their services to LVS and its subsidiaries (including the Group). An amount of US$3 million, US$3 million and US$4 million was charged by LVS to the Group in respect of management and administrative services of Robert Glen Goldstein provided to the Group for the years ended December 31, 2017, 2018 and 2019, respectively.
No emoluments were paid to any Directors as an inducement to join or upon joining the Group or as compensation for loss of office for the years ended December 31, 2017, 2018 and 2019.
With the exception of the continuing connected transactions disclosed in the 2017 Annual Report, 2018 Annual Report and 2019 Annual Report of the Company, none of the Directors has any material interests in transactions, arrangements or contracts entered into by the Company or the LVS Group.
None of the Directors waived or has agreed to waive any emoluments for the years ended December 31, 2017, 2018 and 2019.

(c)Five highest paid individuals
For the years ended December 31, 2017, 2018 and 2019, the five individuals whose emoluments were the highest in the Group include one Director, whose emoluments are reflected in the analysis presented above. The emoluments payable to the remaining four individuals for the years ended December 31, 2017, 2018 and 2019, are as follows:

	Year ended December 31,
	2017	2018	2019
	(US$ in thousands)
Basic salaries, allowances and benefits in kind	$5,462	$5,496	$5,501
Bonus	2,980	2,551	3,858
Pension costs	191	191	219
	$8,633	$8,238	$9,578
6.EMPLOYEE BENEFIT EXPENSES (INCLUDING DIRECTORS’ EMOLUMENTS) (CONTINUED)
(c)Five highest paid individuals (continued)
The emoluments of the above mentioned individuals fall within the following bands:

	Year ended December 31,
	2017	2018	2019
	(Number of individuals)
HK$13,000,001 (approximately US$1,669,000) – HK$13,500,000 (approximately US$1,733,000)	1	1	—
HK$15,500,001 (approximately US$1,990,000) – HK$16,000,000 (approximately US$2,054,000)	—	1	—
HK$16,000,001 (approximately US$2,054,000) – HK$16,500,000 (approximately US$2,119,000)	—	1	2
HK$16,500,001 (approximately US$2,119,000) – HK$17,000,000 (approximately US$2,183,000)	1	—	—
HK$17,500,001 (approximately US$2,247,000) – HK$18,000,000 (approximately US$2,311,000)	—	—	1
HK$18,000,001 (approximately US$2,311,000) – HK$18,500,000 (approximately US$2,375,000)	1	—	—
HK$18,500,001 (approximately US$2,375,000) – HK$19,000,000 (approximately US$2,440,000)	1	—	—
HK$19,000,001 (approximately US$2,440,000) – HK$19,500,000 (approximately US$2,504,000)	—	1	—
HK$24,500,001 (approximately US$3,146,000) – HK$25,000,000 (approximately US$3,210,000)	—	—	1
	4	4	4

No emoluments were paid to any of the five highest paid individuals as an inducement to join or upon joining the Group or as compensation for loss of office for the years ended December 31, 2017, 2018 and 2019.